October 16, 2009

FILED VIA EDGAR

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
ATTN:	Barbara C. Jacobs
Assistant Director

Re:	Unify Corporation
Registration Statement on Form S-3
Filed August 31, 2009
File No. 333-161645

Ladies and Gentlemen:

We are writing in response to the letter of comments from Barbara Jacobs, Assistant Director of the United States Securities and Exchange Commission (the “Commission”) to Unify Corporation (the “Company”) dated September 29, 2009.

The numbered paragraphs below restate the numbered paragraphs in the Commission’s letter to the Company, and the discussion set out below each such paragraph is the Company’s response to the Commission’s comment.

Facing Page of S-3

1.	Please revise the facing page of your registration statement to include all the information required by Form S-3. Specifically, indicate on the facing page whether you are a large accelerated filer, accelerated filer, non-accelerated filer or smaller reporting company.

The Company has corrected the facing page of the registration statement to include the requested language.

Selling Stockholders, page 9

2.	Please identify in the registration statement the natural person or persons who exercise sole or shared voting and/or dispositive powers over the securities offered for resale by the Jurika Family Trust, Sirius Trust and Iroquois Master Fund. Please also clarify whether any of the selling stockholders are broker-dealers or affiliates of a broker-dealer.

The Company has identified William Jurika as the individual with voting and dispositive powers over the securities for the Jurika Family Trust. Primafides (Suisse) SA is the trustee of Sirius Trust and has voting and dispositive power over the shares held by Sirius Trust. The Board of Directors of Primafides (Suisse) SA, which exercises voting and dispositive power over Primafides (Suisse) SA, consists of Phillipe de Salis, Dean Philip Graham, Magali Garcia-Baudin, Joseph Nigel Mifsud and Aris Tatis Solon. The Company has identified Joshua Silverman as the individual who has voting and dispositive powers over the shares held by Iroquois Master Fund Ltd. To the Company’s knowledge no selling stockholder is a broker-dealer or an affiliate of a broker-dealer.

Where You Can Find More Information, page 14

3.	Please incorporate by reference all applicable reports filed pursuant to Section 13(a) or 15(d) of the Exchange Act since the end of your most recent fiscal year, including your first quarter Form 10-Q filed September 18, 2009. Refer to Item 12(a)(2) of Form S-3. In this regard, we note your statement that you incorporation by reference your “Quarterly Report on Form 8-K filed August 24, 2008 (file no. 001-11807).

The Company has incorporated all applicable reports filed pursuant to Section 13(a) or 15(d) of the Exchange Act since the end of our most recent fiscal year, including our first quarter Form 10-Q filed September 18, 2009 and corrected the identified typographical error.

4.	It appears that you intend to incorporate by reference all filings filed pursuant to the Exchange Act after the date of the initial registration statement and prior to effectiveness of the registration statement. If so, please revise your disclosure to include the specific language set forth in Compliance and Disclosure Interpretation Question 123.05.

The Company has included the requested language under “Where You Can Find More Information.”

Item 17, Undertakings, page II-2

5.	Your undertakings should conform to the undertakings called for by Item 512 of Regulation S-K. In this regard, please revise your undertaking under paragraph (a)(1)(iii) of Item 17 of your Form S-3 to conform to the undertaking required by Item 512(a)(1)(iii) of Regulation S-K.

The Company has revised the undertakings as requested.

6.	Your registration statement includes the undertaking set forth in Item 512(i) of Regulation S-K, but it does not appear that this undertaking is applicable to this transaction. It appears that you should have included the undertaking required by Item 512(a)(5)(ii). Please advise or revise your filing.

The Company has revised the undertakings as requested.

If you should have any questions, please do not hesitate to contact me.

Sincerely,

/s/STEVEN D. BONHAM
Steven D. Bonham
Chief Financial Officer